Mineral Property Interests (Details Narrative) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Angel's Camp Property [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Return royalty payable percentage	1.00%
Nominal amount from royalty	CAD 1
Galaxie Project [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Payment of mineral property interest			CAD 891,626
Nominal value		CAD 1	CAD 1
ZNT Property [Member]
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property interest percentage		100.00%